Note 4 - Segmental Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Voyage revenue		$ 1,849,860	$ 1,502,491		$ 1,113,859
Voyage revenue -related parties		210,087	0		0
Income from investment in leaseback vessels		23,947	8,915		0
Revenues		2,083,894	1,511,406		1,113,859
Voyage expenses		371,058	275,856		49,069
Charter-in hire expenses		706,569	340,926		0
Voyage expenses-related parties		21,566	13,993		15,418
Vessels' operating expenses		240,207	258,088		269,231
Realized losses on FFAs and bunker swaps, net		(48,874)	17,288		2,698
Interest and finance costs		(133,123)	(144,429)		(122,233)
Segment profit/ (loss)		462,261	468,008		662,246
General and administrative expenses		(22,091)	(15,674)		(9,737)
General and administrative expenses - related parties		(11,376)	(8,542)		(9,792)
Management and agency fees-related parties		(59,281)	(56,254)		(46,735)
Gain on sale of vessels, net		3,788	112,220		126,336
Foreign exchange gains (losses)		(5,440)	2,576		3,208
Interest income		33,185	32,447		5,956
Income from equity method investments		12	764		2,296
Other, net		2,873	6,941		3,729
Unallocated loss on derivative instruments, net		(33,320)	21,964		2,698
Net income		316,334	381,019		554,692
Loss on vessels held for sale		0	(2,305)		0
Vessels' impairment loss		0	434		1,691
Unallocated interest and finance costs			(1)
Vessels' impairment loss		0	(434)		(1,691)
Total Assets		5,148,687	5,287,022
Operating Segments [Member]
Voyage revenue		1,849,860	1,502,491		1,113,859
Intersegment voyage revenue		22,062	11,902		800
Voyage revenue -related parties		210,087
Income from investment in leaseback vessels		23,947	8,915
Revenues		2,105,956	1,523,308		1,114,659
Segment profit/ (loss)	[1]	406,940	287,317		478,424
Intersegment Eliminations [Member]
Revenues		(22,062)	(11,902)		(800)
Elimination of intersegment expenses		1,044
Total Assets		(129,422)	(3,120)
Container Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue		864,545	839,374		797,392
Intersegment voyage revenue		0	0		0
Voyage revenue -related parties		0
Income from investment in leaseback vessels		0	0
Revenues		864,545	839,374		797,392
Voyage expenses	[1]	(25,769)	(12,490)		(11,323)
Charter-in hire expenses	[1]		0
Voyage expenses-related parties	[1]	(12,163)	(11,881)		(11,458)
Vessels' operating expenses	[1]	(158,164)	(161,155)		(169,426)
Realized losses on FFAs and bunker swaps, net	[1]		0
Interest and finance costs	[1]	(99,483)	(117,036)		(101,888)
Other segment items (2)	[1],[2]	(144,166)	(142,063)		(138,171)
Segment profit/ (loss)	[1]	424,800	394,749		365,126
Total Assets		2,980,145	3,153,806
Dry Bulk Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue		175,646	155,892		316,100
Intersegment voyage revenue		22,062	11,902		800
Voyage revenue -related parties		0
Income from investment in leaseback vessels		0	0
Revenues		197,708	167,794		316,900
Voyage expenses	[1]	(21,045)	(32,201)		(37,602)
Charter-in hire expenses	[1]		0
Voyage expenses-related parties	[1]	(2,429)	(2,112)		(3,960)
Vessels' operating expenses	[1]	(82,043)	(96,933)		(99,805)
Realized losses on FFAs and bunker swaps, net	[1]		0
Interest and finance costs	[1]	(22,669)	(23,941)		(20,333)
Other segment items (2)	[1],[2]	(43,667)	(44,059)		(41,313)
Segment profit/ (loss)	[1]	25,855	(31,452)		113,887
Total Assets		770,075	734,817
Costamare Bulkers Inc. ("CBI") [Member] | Operating Segments [Member]
Voyage revenue		809,669	507,225		367
Intersegment voyage revenue		0	0		0
Voyage revenue -related parties		210,087
Income from investment in leaseback vessels		0	0
Revenues		1,019,756	507,225		367
Voyage expenses		(325,325)	(231,596)	[1]	(944)	[1]
Charter-in hire expenses		(727,550)	(352,397)	[1]
Voyage expenses-related parties		(6,974)	0	[1]	0	[1]
Vessels' operating expenses	[1]		0
Realized losses on FFAs and bunker swaps, net	[1]	(15,554)	(4,676)
Interest and finance costs	[1]	(1,934)	(1,243)		(12)
Other segment items (2)	[1],[2]		0
Segment profit/ (loss)	[1]	(57,581)	(82,687)		$ (589)
Total Assets		513,369	455,568
Neptune Maritime Leasing Limited ("NML") [Member] | Operating Segments [Member]
Voyage revenue		0	0
Intersegment voyage revenue		0	0
Voyage revenue -related parties		0
Income from investment in leaseback vessels		23,947	8,915
Revenues		23,947	8,915
Voyage expenses	[1]		0
Charter-in hire expenses	[1]		0
Voyage expenses-related parties	[1]		0
Vessels' operating expenses	[1]		0
Realized losses on FFAs and bunker swaps, net	[1]		0
Interest and finance costs	[1]	(10,081)	(2,208)
Other segment items (2)	[1],[2]		0
Segment profit/ (loss)	[1]	13,866	6,707
NML [Member] | Operating Segments [Member]
Total Assets		333,108	238,667
Other [Member] | Operating Segments [Member]
Total Assets		$ 681,412	$ 707,284

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown.
[2]	Other segment items for each reportable segment include: (i) Container vessels segment – depreciation expense of the vessels and amortization of dry-docking and special survey costs and (ii) Dry bulk vessels segment - depreciation expense of the vessels and amortization of dry-docking and special survey costs.